Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Summary of Balances in Financial Debt

Total financial liabilities are EUR 398,916 thousand and EUR 219,161 thousand as of December 31, 2023 and as of December 31, 2022 respectively; the balances in financial debt are as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Lease liabilities	5,841	5,325
Bank overdrafts and short-term loan facilities	84,005	13,245
Bank loans	51,592	50,518
Financial liabilities due to related parties	—	871
Fair value of derivatives	20	—
Financial payables for shares acquisition	175	—
Financial liabilities due to other lenders	—	795
Financial liabilities for accrued interests	1,644	—
Total current financial liabilities	143,277	70,754

Lease liabilities	13,104	14,657
Bank loans	192,304	84,069
Notes	49,743	49,681
Fair value of derivatives	488	—
Total non-current financial liabilities	255,639	148,407

Financial Liabilities	398,916	219,161

Summary of Reconciliation Total Borrowings

The following table sets forth the reconciliation of total borrowings:

	At December 31,	Cash flows		Non-cash changes			At December 31,
	2022	Proceeds	Repayments	Exchange rate	Amortized Cost	Accrued Interests	2023
	(EUR thousand)
Bank loans	134,587	160,000	(50,680)	—	(11)	1,553	245,448
Bank overdrafts and short-term loan facilities	13,245	87,512	(16,719)	(33)	—	91	84,096
Notes	49,681	—	—	—	62	—	49,743
Financial liabilities due to related parties	871	—	(806)	(65)	—	—	—
Financial liabilities due to other lenders	795	—	(794)	(1)	—	—	—
Total Borrowings	199,179	247,512	(68,999)	(98)	51	1,644	379,287

Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders

The following table shows maturities and average interest rates for liabilities to banks and other lenders:

At December 31, 2023

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	51,664	2024	3.45%	51,664
	EUR	56,893	2025	3.86%	56,893
	EUR	60,821	2026	3.81%	60,821
	EUR	53,925	2027	3.42%	53,925
	EUR	20,833	2028	2.12%	20,833
Amortized Cost	EUR	(240)	2024-2028		(240)
Total Bank Loans					243,896

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(257)	2024-2028		(257)
Total Notes					49,743

Overdrafts and short-term loan facilities	DKK	198,811	2024	4.90%	26,005
	EUR	58,000	2024	4.05%	58,000
Total Overdrafts and short-term loan facilities					84,005

Total Bank Loans and Overdrafts					377,644

At December 31, 2022

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	50,680	2023	1.21%	50,680
	EUR	51,664	2024	1.17%	51,664
	EUR	24,394	2025	1.09%	24,394
	EUR	7,488	2026	1.71%	7,488
	EUR	591	2027	1.16%	591
Amortized Cost	EUR	(230)	2023-2027		(230)
Total Bank Loans					134,587

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(319)	2023-2028		(319)
Total Notes					49,681

Overdrafts and short-term loan facilities	DKK	98,488	2023	1.25%	13,244

Total Bank Loans and Overdrafts					197,512